Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings excluding current portion of long-term borrowings	¥ 90,497	¥ 69,780
Current portion of long-term borrowings	85,343	75,370
Short-term borrowings	175,840	145,150
Long-term borrowings	290,882	269,422
Total borrowings	¥ 466,722	¥ 414,572